Other Financial Data (Other Items Reported In Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Other Financial Data [Abstract]
Research and development expense	$ 506	$ 541	$ 576
Depreciation expense	507	518	521
Rent expense	$ 391	$ 411	$ 414